Financial Risk Management - Loans and Advances by Geographical Sector (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 85,129,070	¥ 95,273,845
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	85,859,927	96,190,726
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	57,830,627	68,020,094
Gross carrying amount [member] | Americas [member]
Disclosure of credit risk exposure [line items]
Loans and advances	11,221,244	11,417,162
Gross carrying amount [member] | Europe [member]
Disclosure of credit risk exposure [line items]
Loans and advances	4,949,471	5,031,197
Gross carrying amount [member] | Asia [member]
Disclosure of credit risk exposure [line items]
Loans and advances	8,423,747	8,412,109
Gross carrying amount [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,434,838	3,310,164
Gross carrying amount [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances	28,029,300	28,170,632
Adjust: Unearned income, unamortized premiums - net and deferred loan fees - net [member]
Disclosure of credit risk exposure [line items]
Loans and advances	(239,181)	(236,425)
Less: Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ (491,676)	¥ (680,456)